Shareholder Report, Average Annual Return (Details) B297333_Direxion Daily Technology Bear 3X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily Technology Bear 3X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily Technology Bear 3X Shares NAV
Average Annual Return, Percent	(70.61%)	(58.74%)	(59.52%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	14.64%
Technology Select Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Average Annual Return, Percent	36.17%	23.19%	22.87%